STOCK OPTIONS AND WARRANTS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCK OPTIONS AND WARRANTS
Option outstanding beginning balance	676,298	349,368	30
Assumed in recapitalization			35,894
Cancelled in recapitalization			(30)
Granted post-recapitalization			313,499
Option Outstanding, granted	1,765,250	326,930
Option Outstanding, exercised	0	0
Options outstanding terminated/expired during the period	(79,158)
Options outstanding expired or cancelled	$ 0	$ 0	$ (25)
Option outstanding ending balance	2,362,390	676,298	349,638
Option Outstanding, exercisalbe ending balance	497,284	381,293
Weighted average exercise price outstanding, beginning balance	$ 3.36	$ 11.03	$ 10,924.00
Weighted average exercise price Assumed in recapitalization			11.88
Weighted average exercise price Cancelled in recapitalization			10,924.00
Weighted average exercise price Granted post-recapitalization			10.93
Weighted average exercise price exercised	0	0
Weighted average exercise price outstanding, granted	4.87	2.24
Weighted average exercise price outstanding, expired or cancelled	0	0	70
Weighted average exercise price outstanding, terminated/expired during the period	6.87
Weighted average exercise price outstanding, ending balance	4.61	3.36	$ 11.03
Weighted average exercise price outstanding, exercisalbe ending balance	$ 3.92	$ 10.68